UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Net premiums	$ 1,787	$ 1,029	$ 2,474	$ 2,151
Other policy revenue	221	200	406	379
Net investment income	2,141	1,470	3,597	2,883
Investment related gains (losses)	59	328	(637)	225
Net investment results from reinsurance funds withheld	9	10	33	17
Total revenues	4,217	3,037	5,873	5,655
Policyholder benefits and claims incurred	(2,302)	(1,079)	(2,957)	(2,186)
Interest sensitive contract benefits	(777)	(497)	(1,333)	(1,021)
Amortization of deferred policy acquisition costs, deferred sales inducements and value of business acquired	(366)	(363)	(711)	(702)
Change in fair value of insurance-related derivatives and embedded derivatives	232	(131)	93	(331)
Change in fair value of market risk benefits	(108)	46	(247)	(315)
Operating expenses	(558)	(324)	(928)	(707)
Interest expense	(154)	(82)	(248)	(155)
Total benefits and expenses	(4,033)	(2,430)	(6,331)	(5,417)
Net income (loss) before income taxes	184	607	(458)	238
Income tax recovery (expense)	(35)	(91)	5	(4)
Net income (loss)	149	516	(453)	234
Attributable to:
Non-controlling interests	6	15	13	59
Net income (loss)	149	516	(453)	234
Class A exchangeable and Class B shareholders
Attributable to:
Net income (loss)	5	4	10	8
Class C shareholder
Attributable to:
Net income (loss)	$ 138	$ 497	$ (476)	$ 167
Net income (loss) per Class C share:
Basic (in dollars per share)	$ 0.47	$ 2.44	$ (1.68)	$ 0.83